Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Nov. 04, 2021	May 31, 2022	Jan. 31, 2022	Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
Percentage of grants repayments				100.00%
Aggregate contingent obligation				$ 9.8
Expenditure			$ 4.8
Expenses		$ 1.0
Agreement, description				On September 7, 2018 the Company entered into an agreement with its Executive Chairman. Pursuant to the agreement, upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2024, no termination liability was accrued or payable.
Gross proceeds percentage	3.33%
Commercial transaction	$ 20.0
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of grants repayments				3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of grants repayments				5.00%